FEDERATED TOTAL RETURN GOVERNMENT BOND FUND

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                   May 4, 2005


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549


     RE: FEDERATED TOTAL RETURN GOVERNMENT BOND FUND (the "Trust")
            Institutional Shares
            Institutional Service Shares
           1933 Act File No. 33-60411
           1940 Act File No. 811-07309

Dear Sir or Madam:

      Pursuant  to  Rule  497(j)  of  the   Securities   Act  of  1933,   the
above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated April 30, 2005, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 13 on April 28, 2005.

      If you have any questions regarding this certification, please contact Mark Nagarajan at (412) 288-7420.

                                                Very truly yours,



                                                /s/ Daniel M. Miller
                                                Daniel M. Miller
                                                Assistant Secretary